Segment Information (Tables)	6 Months Ended
Jun. 30, 2017
Schedule of Reconciliation of Profit Under US GAAP

A reconciliation from consolidated operating profit to income (loss) before income taxes and equity in income of unconsolidated subsidiaries and affiliates under U.S. GAAP for the three and six months ended June 30, 2017 and 2016 is provided below.

	Three Months Ended June 30,		Six Months Ended June 30,
	2017	2016	2017	2016
	(in millions)		(in millions)
Operating profit	$523	$488	$780	$720
Adjustments/reclassifications to convert from operating profit to U.S. GAAP income before income taxes and equity in income of unconsolidated subsidiaries:
Restructuring expenses	(12)	(10)	(24)	(25)
Interest expenses of Industrial Activities, net of interest income and eliminations *	(122)	(120)	(225)	(239)
Other, net **	(56)	(117)	(119)	(685)
Income (loss) before income taxes and equity in income of unconsolidated subsidiaries and affiliates under U.S. GAAP	$333	$241	$412	$(229)
(*)

In the three and six months ended June 2017, Interest expenses includes a charge of $17 million related to the early redemption of all the outstanding $636 million aggregate principal amount of Case New Holland Industrial Inc. 7.875% Senior Notes due 2017.

(**)

In the three and six months ended June 2016, Other, net included a non-recurring charge of $49 million and $551 million, respectively, as a result of the European Commission settlement. For more information on this matter, see “Note 14: Commitments and Contingencies”.

Summary of Operating Segment Information

The following summarizes revenues by reportable segment:

	Three Months Ended June 30,		Six Months Ended June 30,
	2017	2016	2017	2016
	(in millions)		(in millions)
Revenues:
Agricultural Equipment	$2,893	$2,808	$5,239	$4,932
Construction Equipment	676	595	1,199	1,131
Commercial Vehicles	2,575	2,595	4,666	4,640
Powertrain	1,136	1,023	2,138	1,905
Eliminations and other	(625)	(571)	(1,203)	(1,082)
Net sales of Industrial Activities	6,655	6,450	12,039	11,526
Financial Services	400	399	796	787
Eliminations and other	(107)	(96)	(206)	(188)
Total Revenues	$6,948	$6,753	$12,629	$12,125

Operating Segments [Member]
Schedule of Profit by Reportable Segment

The following summarizes operating profit by reportable segment:

	Three Months Ended June 30,		Six Months Ended June 30,
	2017	2016	2017	2016
Operating Profit:	(in millions)		(in millions)
Agricultural Equipment	$303	$301	$462	$391
Construction Equipment	17	17	(5)	31
Commercial Vehicles	91	100	119	138
Powertrain	98	66	172	119
Eliminations and other	(28)	(31)	(48)	(48)
Operating profit of Industrial Activities	$481	$453	$700	$631
Financial Services	125	119	245	249
Eliminations and other	(83)	(84)	(165)	(160)
Total Operating profit	$523	$488	$780	$720